UNAUDITED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2016	Dec. 31, 2015
Equity
Common units issued (in shares)	75,278,250	75,278,250
Subordinated units issued (in shares)	16,543,350	16,543,350